Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
April 30, 2022
XS6-NPRT1-0622
1.967968.108
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	2,012,516	37,956,052
Lumen Technologies, Inc. (a)	286,972	2,886,938
Verizon Communications, Inc.	1,183,831	54,811,375
		95,654,365
Entertainment - 1.8%
Activision Blizzard, Inc.	217,522	16,444,663
Electronic Arts, Inc.	78,897	9,313,791
Live Nation Entertainment, Inc. (b)	23,945	2,511,352
Madison Square Garden Sports Corp. (b)	3,266	529,451
Take-Two Interactive Software, Inc. (b)	25,764	3,079,056
The Walt Disney Co. (b)	485,468	54,192,793
Warner Bros Discovery, Inc. (b)	622,062	11,290,425
World Wrestling Entertainment, Inc. Class A (a)	1,659	96,869
Zynga, Inc. (b)	151,511	1,252,996
		98,711,396
Interactive Media & Services - 1.1%
Alphabet, Inc.:
Class A (b)	11,790	26,907,020
Class C (b)	10,824	24,887,948
IAC (b)	21,505	1,782,334
TripAdvisor, Inc. (a)(b)	10,908	280,008
Twitter, Inc. (b)	196,517	9,633,263
Vimeo, Inc. (b)	3,368	34,320
		63,524,893
Media - 1.7%
Altice U.S.A., Inc. Class A (b)	17,789	165,082
Cable One, Inc.	715	833,833
Charter Communications, Inc. Class A (b)	1,797	769,997
Comcast Corp. Class A	1,267,841	50,409,358
DISH Network Corp. Class A (b)	69,902	1,992,906
Fox Corp.:
Class A	87,851	3,148,580
Class B	41,492	1,379,194
Interpublic Group of Companies, Inc.	110,299	3,597,953
Liberty Broadband Corp.:
Class A (b)	6,463	695,807
Class C (b)	39,820	4,452,672
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	55,677	3,470,347
Liberty Media Class A (b)	6,866	394,246
Liberty SiriusXM Series A (b)	26,120	1,092,600
Liberty SiriusXM Series C (b)	45,008	1,884,935
Loyalty Ventures, Inc. (b)	5,723	73,197
News Corp.:
Class A	109,815	2,180,926
Class B	33,925	675,447
Nexstar Broadcasting Group, Inc. Class A	10,324	1,635,528
Omnicom Group, Inc.	58,267	4,435,867
Paramount Global:
Class A (a)	2,037	64,267
Class B	164,377	4,786,658
Sirius XM Holdings, Inc. (a)	244,776	1,468,656
The New York Times Co. Class A	46,425	1,779,006
		91,387,062
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (b)	165,958	20,436,068
TOTAL COMMUNICATION SERVICES		369,713,784
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.3%
Aptiv PLC (b)	62,055	6,602,652
BorgWarner, Inc.	67,406	2,482,563
Gentex Corp.	66,581	1,954,152
Lear Corp.	16,887	2,160,523
QuantumScape Corp. Class A (a)(b)	19,812	295,991
		13,495,881
Automobiles - 0.6%
Ford Motor Co.	1,102,188	15,606,982
General Motors Co. (b)	387,273	14,681,519
Harley-Davidson, Inc. (a)	43,083	1,570,375
Rivian Automotive, Inc. (a)	31,161	942,309
Thor Industries, Inc. (a)	8,879	679,687
		33,480,872
Distributors - 0.2%
Genuine Parts Co.	39,200	5,097,960
LKQ Corp.	76,544	3,798,879
		8,896,839
Diversified Consumer Services - 0.1%
ADT, Inc. (a)	44,807	306,928
Bright Horizons Family Solutions, Inc. (a)(b)	3,402	388,644
Chegg, Inc. (b)	9,126	225,777
Frontdoor, Inc. (a)(b)	7,599	234,885
Grand Canyon Education, Inc. (b)	11,148	1,069,874
H&R Block, Inc. (a)	9,116	237,654
Mister Car Wash, Inc. (a)	4,255	61,272
Service Corp. International	45,141	2,961,701
Terminix Global Holdings, Inc. (b)	34,096	1,564,665
		7,051,400
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	65,206	2,363,718
Boyd Gaming Corp.	18,177	1,101,163
Caesars Entertainment, Inc. (b)	21,740	1,440,927
Carnival Corp. (a)(b)	242,859	4,201,461
Darden Restaurants, Inc.	11,471	1,511,075
Domino's Pizza, Inc.	3,265	1,103,570
Hilton Worldwide Holdings, Inc.	25,452	3,952,441
Hyatt Hotels Corp. Class A (b)	13,915	1,321,368
Marriott Vacations Worldwide Corp.	11,715	1,749,401
McDonald's Corp.	172,968	43,096,707
MGM Resorts International	106,250	4,360,500
Norwegian Cruise Line Holdings Ltd. (a)(b)	103,877	2,080,656
Penn National Gaming, Inc. (b)	43,400	1,587,138
Planet Fitness, Inc. (b)	7,309	584,939
Royal Caribbean Cruises Ltd. (a)(b)	61,675	4,793,998
Six Flags Entertainment Corp. (b)	13,369	511,632
Travel+Leisure Co.	7,961	441,676
Wyndham Hotels & Resorts, Inc.	9,524	837,731
Yum China Holdings, Inc.	111,169	4,646,864
Yum! Brands, Inc.	74,547	8,722,744
		90,409,709
Household Durables - 0.5%
D.R. Horton, Inc.	54,265	3,776,301
Garmin Ltd.	42,606	4,675,582
Leggett & Platt, Inc. (a)	37,405	1,332,740
Lennar Corp.:
Class A	72,509	5,546,213
Class B	4,277	278,860
Mohawk Industries, Inc. (b)	15,463	2,181,211
Newell Brands, Inc.	107,019	2,477,490
NVR, Inc. (b)	292	1,277,853
PulteGroup, Inc.	49,414	2,063,529
Toll Brothers, Inc.	18,256	846,531
TopBuild Corp. (b)	1,609	291,454
Whirlpool Corp. (a)	16,140	2,929,733
		27,677,497
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. (b)	4,929	401,368
Qurate Retail, Inc. Series A	101,459	427,142
Wayfair LLC Class A (a)(b)	9,531	733,315
		1,561,825
Leisure Products - 0.1%
Brunswick Corp.	18,876	1,427,214
Hasbro, Inc.	35,996	3,169,808
Polaris, Inc. (a)	4,901	465,301
		5,062,323
Multiline Retail - 0.7%
Dollar General Corp.	37,588	8,928,278
Dollar Tree, Inc. (b)	62,674	10,181,391
Kohl's Corp.	38,866	2,249,564
Nordstrom, Inc. (a)	4,917	126,367
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	17,670	849,044
Target Corp.	74,448	17,022,535
		39,357,179
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	17,537	3,500,911
AutoNation, Inc. (b)	11,632	1,348,265
AutoZone, Inc. (b)	4,560	8,916,943
Bath & Body Works, Inc.	28,261	1,494,724
Best Buy Co., Inc.	52,055	4,681,306
Burlington Stores, Inc. (b)	1,086	221,066
CarMax, Inc. (a)(b)	41,947	3,598,214
Dick's Sporting Goods, Inc.	16,974	1,636,633
Foot Locker, Inc.	24,533	719,062
Gap, Inc.	56,606	703,047
Leslie's, Inc. (a)(b)	5,112	100,195
Lithia Motors, Inc. Class A (sub. vtg.)	7,523	2,129,987
O'Reilly Automotive, Inc. (b)	13,034	7,905,773
Penske Automotive Group, Inc. (a)	8,669	908,685
Petco Health & Wellness Co., Inc. (a)(b)	14,698	283,083
Victoria's Secret & Co. (b)	8,862	417,577
Vroom, Inc. (a)(b)	24,946	38,916
Williams-Sonoma, Inc. (a)	4,898	639,091
		39,243,478
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	40,610	1,937,097
Carter's, Inc. (a)	11,649	981,312
Columbia Sportswear Co.	10,345	849,945
Deckers Outdoor Corp. (b)	6,555	1,741,991
Hanesbrands, Inc. (a)	39,196	519,739
PVH Corp.	19,614	1,427,507
Ralph Lauren Corp.	12,774	1,332,839
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	32,914	1,260,606
Tapestry, Inc.	66,913	2,202,776
Under Armour, Inc.:
Class A (sub. vtg.) (b)	53,948	828,641
Class C (non-vtg.) (b)	56,443	800,926
VF Corp.	32,539	1,692,028
		15,575,407
TOTAL CONSUMER DISCRETIONARY		281,812,410
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Brown-Forman Corp.:
Class A	6,106	381,137
Class B (non-vtg.)	26,330	1,775,695
Constellation Brands, Inc. Class A (sub. vtg.)	43,944	10,814,179
Keurig Dr. Pepper, Inc.	196,724	7,357,478
Molson Coors Beverage Co. Class B	50,231	2,719,506
Monster Beverage Corp. (b)	7,516	643,971
PepsiCo, Inc.	66,186	11,364,798
The Coca-Cola Co.	321,625	20,780,191
		55,836,955
Food & Staples Retailing - 1.7%
Albertsons Companies, Inc.	45,715	1,429,965
Casey's General Stores, Inc.	10,370	2,087,481
Costco Wholesale Corp.	8,097	4,305,337
Grocery Outlet Holding Corp. (a)(b)	24,570	827,272
Kroger Co.	205,796	11,104,752
U.S. Foods Holding Corp. (b)	62,142	2,337,782
Walgreens Boots Alliance, Inc.	202,011	8,565,266
Walmart, Inc.	398,480	60,963,455
		91,621,310
Food Products - 2.0%
Archer Daniels Midland Co.	156,744	14,037,993
Beyond Meat, Inc. (a)(b)	1,994	73,539
Bunge Ltd.	38,668	4,374,124
Campbell Soup Co. (a)	54,901	2,592,425
Conagra Brands, Inc.	131,850	4,605,521
Darling Ingredients, Inc. (b)	43,053	3,159,660
Flowers Foods, Inc.	52,743	1,398,744
General Mills, Inc.	169,948	12,020,422
Hormel Foods Corp.	79,596	4,170,034
Ingredion, Inc.	18,861	1,605,260
Kellogg Co.	39,391	2,698,284
Lamb Weston Holdings, Inc.	28,912	1,911,083
McCormick & Co., Inc. (non-vtg.)	70,224	7,062,428
Mondelez International, Inc.	388,262	25,035,134
Pilgrim's Pride Corp. (b)	7,903	224,050
Post Holdings, Inc. (a)(b)	16,128	1,199,762
Seaboard Corp.	71	299,974
The Hain Celestial Group, Inc. (b)	24,777	831,021
The Hershey Co.	5,853	1,321,432
The J.M. Smucker Co.	29,524	4,042,721
The Kraft Heinz Co.	195,529	8,335,401
Tyson Foods, Inc. Class A	80,845	7,531,520
		108,530,532
Household Products - 2.4%
Church & Dwight Co., Inc.	64,539	6,296,425
Colgate-Palmolive Co.	110,545	8,517,492
Kimberly-Clark Corp.	47,183	6,550,416
Procter & Gamble Co.	678,068	108,863,817
Reynolds Consumer Products, Inc. (a)	15,245	451,100
Spectrum Brands Holdings, Inc.	11,262	958,058
The Clorox Co.	6,565	941,881
		132,579,189
Personal Products - 0.0%
Coty, Inc. Class A (b)	98,286	797,099
Herbalife Nutrition Ltd. (a)(b)	23,837	633,587
Olaplex Holdings, Inc.	18,470	271,509
		1,702,195
Tobacco - 1.0%
Altria Group, Inc.	228,187	12,680,352
Philip Morris International, Inc.	438,712	43,871,200
		56,551,552
TOTAL CONSUMER STAPLES		446,821,733
ENERGY - 7.4%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A (a)	207,453	6,435,192
Halliburton Co.	236,205	8,413,622
NOV, Inc. (a)	109,601	1,987,066
Schlumberger Ltd.	393,987	15,369,433
		32,205,313
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream GP LP (a)	94,035	965,739
APA Corp.	102,012	4,175,351
Chevron Corp.	545,070	85,396,117
ConocoPhillips Co.	371,734	35,508,032
Continental Resources, Inc. (a)	16,410	911,904
Coterra Energy, Inc.	188,190	5,417,990
Devon Energy Corp.	189,770	11,038,921
Diamondback Energy, Inc.	26,736	3,374,885
DT Midstream, Inc.	27,162	1,459,958
EOG Resources, Inc.	144,708	16,896,106
EQT Corp.	85,665	3,405,184
Exxon Mobil Corp.	1,193,173	101,717,998
Hess Corp.	72,748	7,498,136
HF Sinclair Corp. (b)	42,099	1,600,604
Kinder Morgan, Inc.	547,963	9,945,528
Marathon Oil Corp.	217,956	5,431,464
Marathon Petroleum Corp.	173,114	15,105,928
Occidental Petroleum Corp.	207,683	11,441,256
ONEOK, Inc.	124,869	7,907,954
Phillips 66 Co.	131,525	11,411,109
Pioneer Natural Resources Co.	33,661	7,825,173
Targa Resources Corp.	63,416	4,655,369
The Williams Companies, Inc.	342,226	11,734,930
Valero Energy Corp.	114,938	12,813,288
		377,638,924
TOTAL ENERGY		409,844,237
FINANCIALS - 19.8%
Banks - 7.1%
Bank of America Corp.	2,003,372	71,480,313
Bank of Hawaii Corp. (a)	11,192	832,013
Bank OZK (a)	33,445	1,284,957
BOK Financial Corp. (a)	8,480	703,246
Citigroup, Inc.	558,985	26,948,667
Citizens Financial Group, Inc.	110,576	4,356,694
Comerica, Inc.	36,883	3,020,718
Commerce Bancshares, Inc.	31,065	2,123,914
Cullen/Frost Bankers, Inc.	16,068	2,125,636
East West Bancorp, Inc.	39,708	2,831,180
Fifth Third Bancorp	191,833	7,199,492
First Citizens Bancshares, Inc.	3,419	2,186,040
First Hawaiian, Inc. (a)	35,810	845,474
First Horizon National Corp.	148,893	3,332,225
First Republic Bank	50,120	7,478,906
FNB Corp., Pennsylvania	96,252	1,108,823
Huntington Bancshares, Inc.	404,144	5,314,494
JPMorgan Chase & Co.	827,284	98,744,618
KeyCorp	261,187	5,043,521
M&T Bank Corp.	50,221	8,368,827
PacWest Bancorp	32,621	1,072,905
Pinnacle Financial Partners, Inc.	20,905	1,621,183
PNC Financial Services Group, Inc.	119,524	19,852,936
Popular, Inc.	22,282	1,737,773
Prosperity Bancshares, Inc.	25,138	1,643,522
Regions Financial Corp.	270,568	5,606,169
Signature Bank	17,267	4,182,931
SVB Financial Group (b)	15,930	7,768,105
Synovus Financial Corp.	37,824	1,571,209
Truist Financial Corp.	373,563	18,061,771
U.S. Bancorp	378,123	18,361,653
Umpqua Holdings Corp.	60,727	1,004,425
Webster Financial Corp.	50,202	2,509,598
Wells Fargo & Co.	1,095,624	47,802,075
Western Alliance Bancorp. (a)	13,846	1,053,819
Wintrust Financial Corp.	15,946	1,392,405
Zions Bancorp NA	42,027	2,374,946
		392,947,183
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	11,400	1,431,498
Ameriprise Financial, Inc.	13,885	3,686,329
Ares Management Corp. (a)	4,803	318,055
Bank of New York Mellon Corp.	207,437	8,724,800
BlackRock, Inc. Class A	40,271	25,156,488
Carlyle Group LP	45,661	1,657,038
Cboe Global Markets, Inc.	29,927	3,381,152
Charles Schwab Corp.	423,735	28,106,343
CME Group, Inc.	100,985	22,150,050
Evercore, Inc. Class A	10,715	1,133,111
FactSet Research Systems, Inc.	1,483	598,376
Franklin Resources, Inc.	81,369	2,000,864
Goldman Sachs Group, Inc.	86,691	26,483,234
Interactive Brokers Group, Inc.	22,587	1,345,282
Intercontinental Exchange, Inc.	156,635	18,139,899
Invesco Ltd.	93,854	1,725,037
Janus Henderson Group PLC (a)	47,567	1,449,842
Jefferies Financial Group, Inc.	60,291	1,854,551
KKR & Co. LP	156,572	7,980,475
Lazard Ltd. Class A	28,128	921,755
Moody's Corp.	2,377	752,273
Morgan Stanley	372,522	30,021,548
Morningstar, Inc.	616	155,990
MSCI, Inc.	6,476	2,728,015
NASDAQ, Inc.	32,748	5,153,553
Northern Trust Corp.	57,780	5,954,229
Raymond James Financial, Inc.	49,317	4,806,435
S&P Global, Inc.	49,606	18,676,659
SEI Investments Co.	30,066	1,675,278
State Street Corp.	102,740	6,880,498
Stifel Financial Corp.	28,702	1,775,219
T. Rowe Price Group, Inc.	42,862	5,273,740
Tradeweb Markets, Inc. Class A	29,528	2,102,098
Virtu Financial, Inc. Class A	24,678	712,701
		244,912,415
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	95,039	3,797,758
American Express Co.	63,177	11,037,654
Capital One Financial Corp.	115,747	14,424,391
Credit Acceptance Corp. (a)(b)	2,047	1,049,088
Discover Financial Services	36,454	4,099,617
OneMain Holdings, Inc.	30,768	1,413,174
SLM Corp.	78,295	1,309,875
Synchrony Financial	119,005	4,380,574
		41,512,131
Diversified Financial Services - 3.1%
Apollo Global Management, Inc.	37,353	1,858,685
Berkshire Hathaway, Inc. Class B (b)	516,799	166,838,217
Equitable Holdings, Inc.	98,568	2,841,715
Voya Financial, Inc. (a)	31,036	1,959,613
		173,498,230
Insurance - 4.2%
AFLAC, Inc.	181,399	10,390,535
Alleghany Corp. (b)	3,327	2,783,036
Allstate Corp.	78,806	9,972,111
American Financial Group, Inc.	19,079	2,642,060
American International Group, Inc.	233,924	13,686,893
Aon PLC	25,292	7,283,843
Arch Capital Group Ltd. (b)	79,636	3,636,976
Arthur J. Gallagher & Co.	57,656	9,714,459
Assurant, Inc.	15,991	2,908,443
Assured Guaranty Ltd.	18,949	1,045,037
Axis Capital Holdings Ltd.	21,790	1,249,221
Brighthouse Financial, Inc. (b)	21,791	1,119,186
Brown & Brown, Inc.	62,144	3,851,685
Chubb Ltd.	120,787	24,936,476
Cincinnati Financial Corp.	42,159	5,171,223
CNA Financial Corp.	7,745	367,423
Erie Indemnity Co. Class A	2,161	346,365
Everest Re Group Ltd.	8,455	2,322,673
Fidelity National Financial, Inc.	76,754	3,056,344
First American Financial Corp. (a)	29,957	1,746,793
Globe Life, Inc.	28,177	2,763,600
GoHealth, Inc. (a)(b)	2,021	1,510
Hanover Insurance Group, Inc. (a)	10,045	1,474,807
Hartford Financial Services Group, Inc.	94,138	6,583,070
Kemper Corp.	16,889	779,596
Lemonade, Inc. (a)(b)	9,702	202,384
Lincoln National Corp.	42,912	2,581,157
Loews Corp.	58,887	3,700,459
Markel Corp. (b)	3,169	4,288,544
Marsh & McLennan Companies, Inc.	126,225	20,410,583
Mercury General Corp. (a)	7,450	375,704
MetLife, Inc.	196,792	12,925,299
Old Republic International Corp.	78,775	1,733,838
Primerica, Inc.	11,019	1,427,622
Principal Financial Group, Inc.	72,620	4,948,327
Progressive Corp.	164,540	17,665,014
Prudential Financial, Inc.	106,520	11,558,485
Reinsurance Group of America, Inc. (a)	18,860	2,024,055
RenaissanceRe Holdings Ltd.	6,831	980,385
The Travelers Companies, Inc.	67,858	11,607,789
Unum Group (a)	57,339	1,749,986
W.R. Berkley Corp.	58,274	3,874,638
White Mountains Insurance Group Ltd. (a)	824	863,568
Willis Towers Watson PLC	34,927	7,504,415
		230,255,617
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	147,496	1,619,506
Annaly Capital Management, Inc.	397,560	2,552,335
New Residential Investment Corp. (a)	121,763	1,266,335
Starwood Property Trust, Inc.	81,447	1,863,507
		7,301,683
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	89,738	1,171,978
New York Community Bancorp, Inc. (a)	127,014	1,173,609
TFS Financial Corp.	13,926	208,751
UWM Holdings Corp. Class A (a)	13,444	49,877
		2,604,215
TOTAL FINANCIALS		1,093,031,474
HEALTH CARE - 18.5%
Biotechnology - 1.4%
Amgen, Inc.	27,835	6,490,844
Biogen, Inc. (b)	41,178	8,541,964
BioMarin Pharmaceutical, Inc. (b)	51,329	4,175,614
Exact Sciences Corp. (a)(b)	3,675	202,309
Exelixis, Inc. (b)	12,642	282,422
Gilead Sciences, Inc.	353,690	20,987,965
Horizon Therapeutics PLC (b)	49,943	4,922,382
Incyte Corp. (b)	7,481	560,776
Ionis Pharmaceuticals, Inc. (b)	3,110	114,324
Iovance Biotherapeutics, Inc. (b)	29,092	440,744
Mirati Therapeutics, Inc. (b)	1,948	120,367
Natera, Inc. (b)	1,650	57,948
Regeneron Pharmaceuticals, Inc. (b)	25,705	16,942,423
Repligen Corp. (b)	890	139,944
Sage Therapeutics, Inc. (b)	14,413	454,298
Seagen, Inc. (b)	4,059	531,770
Ultragenyx Pharmaceutical, Inc. (b)	4,656	329,133
United Therapeutics Corp. (b)	12,416	2,204,585
Vertex Pharmaceuticals, Inc. (b)	43,007	11,750,373
		79,250,185
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	244,690	27,772,315
Baxter International, Inc.	141,575	10,060,320
Becton, Dickinson & Co.	80,398	19,873,582
Boston Scientific Corp. (b)	399,587	16,826,609
Dentsply Sirona, Inc.	61,155	2,445,588
Embecta Corp. (b)	16,044	488,219
Enovis Corp. (b)	13,045	846,229
Envista Holdings Corp. (b)	45,262	1,793,280
Figs, Inc. Class A (b)	16,034	251,092
Globus Medical, Inc. (b)	20,919	1,385,256
Hologic, Inc. (b)	69,644	5,013,672
ICU Medical, Inc. (b)	5,603	1,198,986
Integra LifeSciences Holdings Corp. (b)	20,337	1,243,811
Masimo Corp. (b)	3,859	435,951
Medtronic PLC	378,272	39,476,466
Quidel Corp. (a)(b)	10,342	1,040,612
ResMed, Inc.	4,050	809,879
STERIS PLC	20,729	4,644,332
Stryker Corp.	56,279	13,577,872
Tandem Diabetes Care, Inc. (b)	1,022	98,603
Teleflex, Inc.	10,826	3,092,122
The Cooper Companies, Inc.	13,622	4,918,087
Zimmer Biomet Holdings, Inc.	58,761	7,095,391
Zimvie, Inc. (a)(b)	5,842	131,445
		164,519,719
Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc. (a)(b)	24,874	1,688,447
agilon health, Inc. (a)(b)	2,877	51,124
Amedisys, Inc. (b)	1,054	134,543
AmerisourceBergen Corp.	41,801	6,324,073
Anthem, Inc.	69,001	34,633,672
Cardinal Health, Inc.	31,924	1,853,188
Centene Corp. (b)	162,894	13,121,112
Chemed Corp.	3,116	1,531,171
Cigna Corp.	91,675	22,623,557
CVS Health Corp.	370,827	35,647,600
DaVita HealthCare Partners, Inc. (b)	5,324	576,962
Encompass Health Corp.	11,718	806,550
Henry Schein, Inc. (b)	39,063	3,168,009
Humana, Inc.	36,319	16,145,975
Laboratory Corp. of America Holdings	26,212	6,298,219
McKesson Corp.	36,160	11,195,498
Molina Healthcare, Inc. (b)	13,761	4,313,385
Oak Street Health, Inc. (a)(b)	2,759	49,910
Premier, Inc.	33,324	1,206,662
Quest Diagnostics, Inc.	34,313	4,592,452
Signify Health, Inc. (a)(b)	18,150	250,470
UnitedHealth Group, Inc.	246,767	125,493,358
Universal Health Services, Inc. Class B	20,002	2,450,845
		294,156,782
Health Care Technology - 0.2%
Cerner Corp.	82,279	7,704,606
Certara, Inc. (a)(b)	13,916	255,359
Change Healthcare, Inc. (b)	70,372	1,657,964
Definitive Healthcare Corp. (a)	3,405	80,528
Teladoc Health, Inc. (a)(b)	42,490	1,434,462
		11,132,919
Life Sciences Tools & Services - 2.2%
Adaptive Biotechnologies Corp. (b)	3,498	28,859
Agilent Technologies, Inc.	8,773	1,046,356
Azenta, Inc.	3,653	273,829
Bio-Rad Laboratories, Inc. Class A (b)	5,969	3,056,486
Charles River Laboratories International, Inc. (b)	890	214,944
Danaher Corp.	169,348	42,528,363
IQVIA Holdings, Inc. (b)	27,164	5,921,480
PerkinElmer, Inc.	35,493	5,203,629
QIAGEN NV (b)	63,869	2,897,737
Syneos Health, Inc. (b)	24,928	1,821,988
Thermo Fisher Scientific, Inc.	100,732	55,696,737
Waters Corp. (b)	1,185	359,079
		119,049,487
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	614,401	46,245,963
Catalent, Inc. (b)	36,623	3,316,579
Elanco Animal Health, Inc. (b)	125,247	3,170,002
Eli Lilly & Co.	50,152	14,650,904
Jazz Pharmaceuticals PLC (b)	16,858	2,700,989
Johnson & Johnson	742,354	133,965,203
Merck & Co., Inc.	713,782	63,305,326
Nektar Therapeutics (a)(b)	50,918	210,291
Organon & Co.	71,376	2,307,586
Perrigo Co. PLC	37,575	1,288,823
Pfizer, Inc.	1,572,869	77,180,682
Royalty Pharma PLC	37,335	1,589,724
Viatris, Inc.	340,128	3,513,522
Zoetis, Inc. Class A	6,954	1,232,597
		354,678,191
TOTAL HEALTH CARE		1,022,787,283
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	6,351	329,744
Curtiss-Wright Corp.	10,988	1,570,295
General Dynamics Corp.	70,070	16,573,657
HEICO Corp. (a)	8,552	1,207,799
HEICO Corp. Class A	14,999	1,749,483
Hexcel Corp. (a)	23,502	1,277,569
Howmet Aerospace, Inc.	99,128	3,382,247
Huntington Ingalls Industries, Inc.	11,083	2,357,797
L3Harris Technologies, Inc.	55,087	12,794,507
Lockheed Martin Corp.	8,616	3,723,146
Mercury Systems, Inc. (b)	15,748	878,581
Northrop Grumman Corp.	37,645	16,541,213
Raytheon Technologies Corp.	421,759	40,029,147
Spirit AeroSystems Holdings, Inc. Class A	20,850	876,534
Textron, Inc.	62,008	4,294,054
The Boeing Co. (b)	150,869	22,455,342
TransDigm Group, Inc. (b)	10,505	6,248,479
Virgin Galactic Holdings, Inc. (a)(b)	4,223	31,630
Woodward, Inc.	17,352	1,917,049
		138,238,273
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc. (a)	29,161	3,095,440
Expeditors International of Washington, Inc.	12,830	1,271,068
FedEx Corp.	39,015	7,753,841
GXO Logistics, Inc. (b)	3,925	232,321
		12,352,670
Airlines - 0.4%
Alaska Air Group, Inc. (b)	34,719	1,888,366
American Airlines Group, Inc. (a)(b)	179,621	3,371,486
Copa Holdings SA Class A (a)(b)	8,867	668,306
JetBlue Airways Corp. (b)	89,044	980,374
Southwest Airlines Co. (b)	166,289	7,769,022
United Airlines Holdings, Inc. (b)	90,976	4,594,288
		19,271,842
Building Products - 0.7%
A.O. Smith Corp.	36,392	2,126,385
Allegion PLC	6,036	689,553
Armstrong World Industries, Inc. (a)	6,912	585,170
Builders FirstSource, Inc. (b)	53,305	3,281,989
Carlisle Companies, Inc. (a)	8,919	2,313,232
Carrier Global Corp.	128,199	4,906,176
Fortune Brands Home & Security, Inc.	28,357	2,020,436
Hayward Holdings, Inc. (a)(b)	14,047	223,347
Johnson Controls International PLC	197,611	11,830,971
Lennox International, Inc.	9,281	1,978,616
Masco Corp.	67,305	3,546,300
Owens Corning	28,201	2,564,317
The AZEK Co., Inc. (b)	14,423	306,345
Trane Technologies PLC	33,657	4,708,278
		41,081,115
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,548	614,958
Clean Harbors, Inc. (b)	14,246	1,494,833
Driven Brands Holdings, Inc. (b)	15,070	420,302
MSA Safety, Inc.	7,349	886,951
Republic Services, Inc.	59,145	7,941,399
Rollins, Inc.	4,564	153,077
Stericycle, Inc. (b)	25,729	1,291,339
Waste Management, Inc.	99,988	16,442,027
		29,244,886
Construction & Engineering - 0.2%
AECOM	37,630	2,655,173
MasTec, Inc. (b)	16,237	1,169,226
MDU Resources Group, Inc.	56,715	1,460,978
Quanta Services, Inc.	39,815	4,617,744
Valmont Industries, Inc.	5,867	1,459,768
		11,362,889
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,729	1,678,058
AMETEK, Inc.	64,892	8,193,264
ChargePoint Holdings, Inc. Class A (a)(b)	64,114	829,635
Eaton Corp. PLC	112,134	16,261,673
Emerson Electric Co.	168,032	15,153,126
Fluence Energy, Inc. (a)	6,155	56,441
Hubbell, Inc. Class B (a)	15,232	2,975,724
nVent Electric PLC	46,831	1,581,951
Regal Rexnord Corp. (a)	14,990	1,907,328
Rockwell Automation, Inc.	12,839	3,244,030
Sensata Technologies, Inc. PLC (a)	43,762	1,987,232
Shoals Technologies Group, Inc. (a)(b)	29,611	295,518
Sunrun, Inc. (b)	56,920	1,137,262
		55,301,242
Industrial Conglomerates - 1.6%
3M Co.	137,104	19,773,139
General Electric Co.	307,659	22,935,978
Honeywell International, Inc.	151,567	29,329,730
Roper Technologies, Inc.	29,528	13,875,798
		85,914,645
Machinery - 1.7%
AGCO Corp.	15,836	2,017,506
Allison Transmission Holdings, Inc.	7,086	265,300
Caterpillar, Inc.	21,039	4,429,551
Crane Co. (a)	13,876	1,335,287
Cummins, Inc.	40,396	7,642,519
Donaldson Co., Inc. (a)	30,477	1,494,592
Dover Corp.	40,392	5,384,254
ESAB Corp. (a)(b)	13,044	613,068
Flowserve Corp. (a)	36,584	1,196,663
Fortive Corp.	91,956	5,287,470
Gates Industrial Corp. PLC (a)(b)	26,598	339,125
Graco, Inc.	17,905	1,110,468
IDEX Corp.	21,370	4,056,453
Illinois Tool Works, Inc.	9,130	1,799,614
Ingersoll Rand, Inc.	110,708	4,866,724
ITT, Inc. (a)	24,238	1,701,992
Middleby Corp. (b)	10,834	1,667,244
Nordson Corp.	13,543	2,921,090
Oshkosh Corp. (a)	18,659	1,724,838
Otis Worldwide Corp.	119,761	8,723,391
PACCAR, Inc.	95,920	7,966,156
Parker Hannifin Corp.	30,200	8,178,764
Pentair PLC	46,515	2,360,636
Snap-On, Inc.	14,846	3,154,627
Stanley Black & Decker, Inc.	45,428	5,458,174
Timken Co.	18,056	1,040,748
Toro Co.	1,601	128,288
Westinghouse Air Brake Tech Co.	50,450	4,535,960
Xylem, Inc.	17,176	1,382,668
		92,783,170
Marine - 0.0%
Kirby Corp. (a)(b)	16,762	1,092,882
Professional Services - 0.6%
CACI International, Inc. Class A (b)	6,541	1,735,327
Clarivate Analytics PLC (a)(b)	130,922	2,052,857
CoStar Group, Inc. (b)	24,690	1,570,778
Dun & Bradstreet Holdings, Inc. (a)(b)	45,031	711,039
Equifax, Inc.	21,072	4,288,573
FTI Consulting, Inc. (a)(b)	9,438	1,488,467
Jacobs Engineering Group, Inc.	36,370	5,039,064
LegalZoom.com, Inc. (a)	10,931	156,860
Leidos Holdings, Inc.	39,727	4,112,142
Manpower, Inc.	15,279	1,378,166
Nielsen Holdings PLC	100,573	2,696,362
Robert Half International, Inc.	3,734	367,090
Science Applications International Corp.	16,003	1,331,930
TransUnion Holding Co., Inc.	17,072	1,494,141
Verisk Analytics, Inc.	16,219	3,309,487
		31,732,283
Road & Rail - 1.1%
AMERCO	2,518	1,348,339
CSX Corp.	622,704	21,383,655
J.B. Hunt Transport Services, Inc.	2,642	451,386
Knight-Swift Transportation Holdings, Inc. Class A (a)	45,243	2,166,687
Landstar System, Inc. (a)	1,225	189,753
Norfolk Southern Corp.	67,398	17,380,596
Old Dominion Freight Lines, Inc.	2,272	636,433
Ryder System, Inc. (a)	14,687	1,026,621
Schneider National, Inc. Class B (a)	14,473	341,997
TuSimple Holdings, Inc. (a)(b)	32,759	339,711
Uber Technologies, Inc. (b)	65,434	2,059,862
Union Pacific Corp.	66,658	15,617,303
XPO Logistics, Inc. (b)	3,925	211,126
		63,153,469
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (a)	30,110	1,212,831
Core & Main, Inc. (a)	7,703	183,023
Fastenal Co.	18,253	1,009,573
MSC Industrial Direct Co., Inc. Class A (a)	12,624	1,046,025
SiteOne Landscape Supply, Inc. (b)	5,936	837,154
United Rentals, Inc. (b)	13,290	4,206,551
Univar Solutions, Inc. (b)	47,071	1,370,708
W.W. Grainger, Inc.	2,198	1,099,066
Watsco, Inc.	9,191	2,451,975
		13,416,906
TOTAL INDUSTRIALS		594,946,272
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.4%
Arista Networks, Inc. (b)	7,184	830,255
Ciena Corp. (b)	43,380	2,393,275
Cisco Systems, Inc.	1,190,653	58,318,184
F5, Inc. (b)	16,949	2,837,432
Juniper Networks, Inc.	89,904	2,833,774
Lumentum Holdings, Inc. (b)	20,398	1,656,522
Motorola Solutions, Inc.	46,778	9,995,991
Ubiquiti, Inc. (a)	198	55,886
ViaSat, Inc. (b)	19,840	730,310
		79,651,629
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	47,513	3,397,180
Arrow Electronics, Inc. (b)	18,957	2,234,272
Avnet, Inc.	27,908	1,218,463
Coherent, Inc. (b)	714	191,281
Corning, Inc.	141,794	4,989,731
IPG Photonics Corp. (b)	9,447	892,553
Jabil, Inc.	8,163	471,250
Keysight Technologies, Inc. (b)	28,763	4,034,586
Littelfuse, Inc.	6,735	1,543,999
National Instruments Corp.	37,307	1,348,275
TD SYNNEX Corp.	11,709	1,171,954
Teledyne Technologies, Inc. (b)	12,931	5,580,373
Trimble, Inc. (b)	70,468	4,700,216
Vontier Corp.	21,817	558,952
		32,333,085
IT Services - 2.6%
Accenture PLC Class A	35,118	10,548,042
Akamai Technologies, Inc. (b)	45,244	5,079,996
Amdocs Ltd.	34,609	2,757,991
Automatic Data Processing, Inc.	9,463	2,064,637
Bread Financial Holdings, Inc.	13,994	766,871
Broadridge Financial Solutions, Inc.	2,985	430,228
Cloudflare, Inc. (b)	4,183	360,324
Cognizant Technology Solutions Corp. Class A	148,330	11,999,897
Concentrix Corp.	11,850	1,866,138
DXC Technology Co. (b)	68,556	1,967,557
Euronet Worldwide, Inc. (b)	4,153	505,212
Fastly, Inc. Class A (a)(b)	29,680	471,912
Fidelity National Information Services, Inc.	171,378	16,992,129
Fiserv, Inc. (b)	157,029	15,376,280
FleetCor Technologies, Inc. (b)	17,233	4,299,978
Genpact Ltd.	48,954	1,971,378
Global Payments, Inc.	79,658	10,911,553
GoDaddy, Inc. (b)	42,419	3,427,879
IBM Corp.	251,775	33,287,173
Jack Henry & Associates, Inc.	15,056	2,854,316
Kyndryl Holdings, Inc. (a)(b)	63,063	749,819
Paychex, Inc.	11,607	1,470,955
Paysafe Ltd. (b)	101,686	282,687
Snowflake, Inc. (b)	3,359	575,867
SolarWinds, Inc.	9,794	121,152
StoneCo Ltd. Class A (b)	4,499	42,381
The Western Union Co.	83,113	1,392,974
Thoughtworks Holding, Inc. (a)	7,796	144,304
Twilio, Inc. Class A (b)	33,697	3,767,999
VeriSign, Inc. (b)	27,372	4,891,103
WEX, Inc. (b)	4,132	686,904
		142,065,636
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	88,899	13,724,228
Cirrus Logic, Inc. (a)(b)	16,014	1,213,861
First Solar, Inc. (a)(b)	29,823	2,177,974
GlobalFoundries, Inc. (a)	6,949	363,363
Intel Corp.	1,138,826	49,641,425
Marvell Technology, Inc.	237,404	13,788,424
Microchip Technology, Inc.	24,227	1,579,600
Micron Technology, Inc.	272,086	18,553,544
MKS Instruments, Inc.	2,446	278,795
NXP Semiconductors NV	51,717	8,838,435
onsemi (b)	54,690	2,849,896
Qorvo, Inc. (b)	30,442	3,463,691
Skyworks Solutions, Inc.	24,509	2,776,870
Texas Instruments, Inc.	98,892	16,836,363
Wolfspeed, Inc. (b)	32,448	2,975,806
		139,062,275
Software - 1.4%
ANSYS, Inc. (b)	14,312	3,945,675
Black Knight, Inc. (b)	42,762	2,813,312
C3.Ai, Inc. (a)(b)	12,542	213,089
CDK Global, Inc.	27,791	1,512,108
Ceridian HCM Holding, Inc. (a)(b)	36,836	2,067,605
Citrix Systems, Inc.	22,444	2,246,644
Datto Holding Corp. (b)	6,779	235,231
Dolby Laboratories, Inc. Class A	18,063	1,399,341
Duck Creek Technologies, Inc. (b)	16,800	267,624
Dynatrace, Inc. (b)	3,325	127,547
Guidewire Software, Inc. (a)(b)	23,599	2,051,697
Informatica, Inc. (a)	2,642	51,413
Jamf Holding Corp. (a)(b)	2,229	68,653
Mandiant, Inc. (b)	46,615	1,024,598
Manhattan Associates, Inc. (b)	8,311	1,085,001
N-able, Inc. (b)	11,030	110,300
NCR Corp. (a)(b)	23,659	828,775
NortonLifeLock, Inc.	113,685	2,846,672
Oracle Corp.	30,885	2,266,959
Paycor HCM, Inc. (a)	3,724	91,722
Pegasystems, Inc.	673	51,545
Procore Technologies, Inc. (a)(b)	4,704	260,931
Salesforce.com, Inc. (b)	212,877	37,453,579
SS&C Technologies Holdings, Inc.	63,071	4,078,171
Synopsys, Inc. (b)	15,629	4,482,241
Teradata Corp. (b)	4,446	183,842
Tyler Technologies, Inc. (b)	1,516	598,380
VMware, Inc. Class A	39,435	4,260,557
		76,623,212
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc.	39,151	1,840,489
Hewlett Packard Enterprise Co.	365,940	5,639,135
HP, Inc.	199,139	7,294,462
NetApp, Inc.	21,104	1,545,868
Pure Storage, Inc. Class A (b)	4,944	144,859
Western Digital Corp. (b)	87,834	4,661,350
Xerox Holdings Corp.	35,637	620,084
		21,746,247
TOTAL INFORMATION TECHNOLOGY		491,482,084
MATERIALS - 4.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	62,272	14,576,007
Albemarle Corp. U.S.	32,714	6,308,241
Ashland Global Holdings, Inc.	14,491	1,521,120
Axalta Coating Systems Ltd. (a)(b)	47,185	1,197,083
Celanese Corp. Class A	19,493	2,864,301
CF Industries Holdings, Inc.	60,173	5,826,552
Corteva, Inc.	205,471	11,853,622
Diversey Holdings Ltd. (b)	5,212	40,341
Dow, Inc.	192,433	12,796,795
DuPont de Nemours, Inc.	144,605	9,533,808
Eastman Chemical Co.	37,685	3,869,119
Ecolab, Inc.	8,658	1,466,146
Element Solutions, Inc.	65,080	1,341,950
FMC Corp.	26,641	3,530,998
Huntsman Corp. (a)	58,341	1,976,010
International Flavors & Fragrances, Inc.	71,712	8,698,666
LyondellBasell Industries NV Class A	64,129	6,799,598
NewMarket Corp.	1,785	579,429
Olin Corp.	36,811	2,112,951
PPG Industries, Inc.	38,512	4,929,151
RPM International, Inc.	14,943	1,238,775
The Chemours Co. LLC (a)	21,705	717,784
The Mosaic Co.	104,446	6,519,519
Valvoline, Inc. (a)	50,957	1,540,430
Westlake Corp.	7,464	944,569
		112,782,965
Construction Materials - 0.3%
Eagle Materials, Inc. (a)	10,881	1,341,845
Martin Marietta Materials, Inc.	17,502	6,199,558
Vulcan Materials Co.	37,213	6,411,428
		13,952,831
Containers & Packaging - 0.7%
Amcor PLC	425,793	5,049,905
Aptargroup, Inc.	18,475	2,121,484
Ardagh Group SA	5,448	77,934
Ardagh Metal Packaging SA (a)	17,510	124,846
Avery Dennison Corp.	10,921	1,972,333
Ball Corp.	62,849	5,100,825
Berry Global Group, Inc. (b)	37,997	2,141,131
Crown Holdings, Inc.	30,342	3,338,834
Graphic Packaging Holding Co.	57,022	1,243,080
International Paper Co.	108,899	5,039,846
Packaging Corp. of America	26,378	4,251,342
Sealed Air Corp.	19,078	1,224,998
Silgan Holdings, Inc.	23,573	1,045,934
Sonoco Products Co.	27,592	1,708,221
WestRock Co.	73,171	3,624,160
		38,064,873
Metals & Mining - 1.1%
Alcoa Corp.	51,807	3,512,515
Cleveland-Cliffs, Inc. (b)	125,606	3,201,697
Freeport-McMoRan, Inc.	291,302	11,812,296
Newmont Corp.	225,771	16,447,417
Nucor Corp.	76,669	11,866,828
Reliance Steel & Aluminum Co.	17,530	3,475,323
Royal Gold, Inc. (a)	18,436	2,405,529
Southern Copper Corp. (a)	2,101	130,829
Steel Dynamics, Inc.	43,126	3,698,055
United States Steel Corp.	72,797	2,219,581
		58,770,070
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. (a)	22,878	1,476,089
Sylvamo Corp. (b)	9,979	445,562
		1,921,651
TOTAL MATERIALS		225,492,390
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	46,866	8,537,111
American Campus Communities, Inc.	38,523	2,491,282
American Homes 4 Rent Class A	82,847	3,281,570
Americold Realty Trust	75,021	1,979,054
Apartment Income (REIT) Corp.	43,965	2,161,759
AvalonBay Communities, Inc.	39,239	8,926,088
Boston Properties, Inc.	43,934	5,166,638
Brixmor Property Group, Inc.	83,280	2,113,646
Camden Property Trust (SBI)	27,819	4,364,523
Cousins Properties, Inc.	41,706	1,497,245
CubeSmart	61,336	2,914,073
Digital Realty Trust, Inc.	79,002	11,543,772
Douglas Emmett, Inc.	46,785	1,378,286
Duke Realty Corp.	107,001	5,858,305
EPR Properties	20,812	1,093,046
Equinix, Inc.	7,299	5,248,565
Equity Lifestyle Properties, Inc.	23,498	1,815,925
Equity Residential (SBI)	103,738	8,454,647
Essex Property Trust, Inc.	18,237	6,004,897
Extra Space Storage, Inc.	33,625	6,388,750
Federal Realty Investment Trust (SBI)	21,952	2,569,701
First Industrial Realty Trust, Inc.	36,218	2,100,644
Gaming & Leisure Properties	65,569	2,909,952
Healthcare Trust of America, Inc.	61,233	1,865,157
Healthpeak Properties, Inc.	151,727	4,978,163
Highwoods Properties, Inc. (SBI)	28,904	1,180,439
Host Hotels & Resorts, Inc.	198,940	4,048,429
Hudson Pacific Properties, Inc.	41,679	970,287
Invitation Homes, Inc.	167,965	6,688,366
Iron Mountain, Inc.	23,865	1,282,266
JBG SMITH Properties	34,349	905,440
Kilroy Realty Corp.	32,659	2,286,130
Kimco Realty Corp.	163,474	4,140,796
Lamar Advertising Co. Class A	3,035	335,094
Life Storage, Inc. (a)	22,927	3,037,598
Medical Properties Trust, Inc.	166,285	3,057,981
Mid-America Apartment Communities, Inc.	32,471	6,386,396
National Retail Properties, Inc. (a)	49,146	2,154,561
Omega Healthcare Investors, Inc.	67,115	1,710,090
Orion Office (REIT), Inc. (a)	16,028	215,096
Park Hotels & Resorts, Inc.	66,012	1,301,097
Prologis (REIT), Inc.	207,652	33,284,539
Public Storage	10,018	3,721,687
Rayonier, Inc.	39,984	1,727,309
Realty Income Corp.	159,218	11,043,360
Regency Centers Corp.	47,515	3,270,457
Rexford Industrial Realty, Inc.	45,217	3,528,735
SBA Communications Corp. Class A	25,399	8,816,247
Simon Property Group, Inc.	12,025	1,418,950
SL Green Realty Corp.	19,037	1,317,741
Spirit Realty Capital, Inc.	35,814	1,556,118
Store Capital Corp.	68,714	1,953,539
Sun Communities, Inc. (a)	32,233	5,659,148
UDR, Inc.	89,080	4,739,947
Ventas, Inc.	112,148	6,229,821
VICI Properties, Inc.	237,037	7,066,073
Vornado Realty Trust	49,353	1,910,455
Welltower, Inc.	122,577	11,131,217
Weyerhaeuser Co.	210,895	8,693,092
WP Carey, Inc.	53,201	4,297,045
		266,708,345
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	89,001	7,390,643
Howard Hughes Corp. (a)(b)	11,672	1,170,585
Jones Lang LaSalle, Inc. (a)(b)	14,212	3,108,591
Opendoor Technologies, Inc. (a)(b)	102,408	715,832
		12,385,651
TOTAL REAL ESTATE		279,093,996
UTILITIES - 5.5%
Electric Utilities - 3.4%
Alliant Energy Corp.	70,410	4,140,812
American Electric Power Co., Inc.	140,945	13,969,059
Avangrid, Inc. (a)	16,065	712,483
Constellation Energy Corp.	91,632	5,425,531
Duke Energy Corp.	216,769	23,879,273
Edison International	104,965	7,220,542
Entergy Corp.	56,406	6,703,853
Evergy, Inc.	64,372	4,367,640
Eversource Energy	96,618	8,444,413
Exelon Corp.	274,925	12,860,992
FirstEnergy Corp.	153,128	6,631,974
Hawaiian Electric Industries, Inc.	29,638	1,218,418
IDACORP, Inc.	14,160	1,489,349
NextEra Energy, Inc.	552,488	39,237,698
NRG Energy, Inc.	37,378	1,341,870
OGE Energy Corp. (a)	56,197	2,173,700
PG&E Corp. (b)	559,839	7,081,963
Pinnacle West Capital Corp.	31,709	2,257,681
PPL Corp.	211,646	5,991,698
Southern Co.	297,979	21,868,679
Xcel Energy, Inc.	151,564	11,103,579
		188,121,207
Gas Utilities - 0.1%
Atmos Energy Corp.	37,732	4,278,809
National Fuel Gas Co. (a)	24,553	1,721,902
UGI Corp.	58,514	2,007,030
		8,007,741
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp. (a)	26,907	965,961
The AES Corp.	185,866	3,795,384
Vistra Corp.	134,760	3,371,695
		8,133,040
Multi-Utilities - 1.6%
Ameren Corp.	71,645	6,655,821
CenterPoint Energy, Inc.	167,065	5,113,860
CMS Energy Corp.	81,351	5,588,000
Consolidated Edison, Inc.	99,666	9,243,025
Dominion Energy, Inc.	226,904	18,524,443
DTE Energy Co.	54,319	7,117,962
NiSource, Inc.	110,245	3,210,334
Public Service Enterprise Group, Inc.	141,968	9,889,491
Sempra Energy	90,042	14,529,177
WEC Energy Group, Inc.	88,823	8,886,741
		88,758,854
Water Utilities - 0.2%
American Water Works Co., Inc.	51,104	7,874,104
Essential Utilities, Inc.	64,867	2,903,447
		10,777,551
TOTAL UTILITIES		303,798,393
TOTAL COMMON STOCKS (Cost $4,026,702,888)		5,518,824,056

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $991,454)	1,000,000	987,866

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	16,986,812	16,990,210
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	107,427,298	107,438,041
TOTAL MONEY MARKET FUNDS (Cost $124,427,874)		124,428,251

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $4,152,122,216)	5,644,240,173
NET OTHER ASSETS (LIABILITIES) - (2.1)% (g)	(115,633,723)
NET ASSETS - 100.0%	5,528,606,450

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Jun 2022	6,191,250	(167,811)	(167,811)
CME E-mini S&P MidCap 400 Index Contracts (United States)	27	Jun 2022	6,736,770	(184,546)	(184,546)

TOTAL FUTURES CONTRACTS					(352,357)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $987,866.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $200,184 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	16,406,949	133,987,163	133,403,902	5,435	-	-	16,990,210	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	69,339,940	309,746,250	271,648,149	50,101	-	-	107,438,041	0.3%
Total	85,746,889	443,733,413	405,052,051	55,536	-	-	124,428,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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